Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Discontinued Operations [Abstract]
Schedule of Discontinued Operations

The following is a summary of discontinued operations for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2025	2024	2025	2024
Revenue	$-	$-	$-	$13,037

Operating Expenses:
General and administration expenses	-	41,681	-	44,272
Research and development	-	-	-	42,982
Total operating expenses	$-	$41,681	$-	$87,254

Income tax benefit	-	-	-	-
Loss from discontinued operation, net of tax	$-	$(41,681)	$-	$(74,217)

The following is a summary of discontinued operations for the year ended December 31, 2024 and 2023:

	Year Ended
	December 31,
	2024	2023
Revenue	$13,037	$-

Operating Expenses:
General and administration expenses	57,621	52,723
Research and development	123,932	25,384
Total operating expenses	$181,553	$78,107

Loss from discontinued operations	$(168,516)	$(78,107)

Gain on sale of subsidiary	203,319	-

Income (loss) from discontinued operation, net of tax	$34,803	$(78,107)

Schedule of Discontinued Cash Flows

The following is a summary of discontinued cash flows for the six months ended June 30, 2025 and 2024:

	Six Months Ended
	June 30,
Cash Flows from Operating Activities:	2025	2024
Net loss	$-	$(74,217)
Changes in operating assets and liabilities:	-	-
Net Cash Used in Operating Activities	-	(74,217)

Cash Flows from Operating Activities:
Proceeds received from parent company	-	41,873
Repayments to parent company	-	(19,280)
Net Cash Provided by Financing Activities	-	22,593

Net change in cash	-	(51,624)
Cash, beginning of period	-	101,072
Cash, end of period	$-	$49,448

The following is a summary of discontinued cash flows for the year ended December 31, 2024 and 2023:

	Year Ended
	December 31,
	2024	2023
Cash Flows from Operating Activities:

Net loss	$(168,516)	$(78,107)
Changes in operating assets and liabilities:	-
Prepaid expenses	4,133	(4,133)
Accounts payable	53,319	-
Unearned fee	50,000	-
Net Cash Used in Operating Activities	(61,064)	(82,240)

Cash Flows from Operating Activities:
Proceeds received from parent company	86,346	190,572
Repayments to parent company	(126,354)	(7,260)
Net Cash Provided by Financing Activities	(40,008)	183,312

Net change in cash	(101,072)	101,072
Cash, beginning of period	101,072	-
Cash, end of period	$-	$101,072

Supplemental disclosure of non-cash financing activity
Forgiveness of loans from parent company	$238,549	$-

Schedule of Gain on Sale of Subsidiary

Gain on sale of subsidiary consisted of as follow;

Consideration:
Assumption of accounts payable	$53,319
Assumption of unearned license fees	50,000
Note receivable	100,000
Preferred Stock	-
Total amount	$203,319

Assets and liabilities of subsidiary at December 31, 2024
Total assets	$-

Total liabilities	$-

Net assets	$-

Gain on sale of subsidiary	$203,319

Schedule of Assets and Liabilities of the Subsidiaries

The following is a summary of the assets and liabilities of the subsidiaries as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
Cash	$-	$101,072
Prepaid expenses	-	4,133
Total assets from discontinued operations	$-	$105,205